14. COMMON STOCK	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
COMMON STOCK
14.	COMMON STOCK

Shares Issued

Issuances of the Company’s common stock during the years ended December 31, 2018 and 2017, respectively, are as follows:

2018

Stock Issued in Cash Sales

During the year ended December 31, 2018 pursuant to private placements, the Company issued 1,933,333 shares of common stock for cash with a per share price of $0.15 per share or $290,000 and the Company incurred $12,000 of capital raising fees that were paid in cash and charged to additional paid-in capital. Additionally, 50,000 common stock purchase warrants were issued as offering costs to the placement agents (see Note 15).

Stock Issued for Director Services

During the year ended December 31, 2018, the Company released and issued a total of 625,000 vested shares of common stock (related to previous years grants to each of three directors of 750,000 shares which vest on a pro rata basis over a three year period), with a per share fair value of $0.15, or $93,750 (based on the market price at the time of the agreement), to three directors for their service as defined in their respective Restricted Stock Grant Agreements. The $93,750 was expensed during the year ended December 31, 2018 (See Note 18).

Effective March 27, 2018, based on authorization initially approved by the Board of Directors on December 19, 2017, and confirmed by resolutions adopted by the Board on March 27, 2018, the Company granted a total of 750,000 shares of common stock with a per share value of $0.15 per share (based on the market price at the time of the agreement), or $112,500, to three directors for performance of their duties.  These shares are being issued from a pool of 750,000 shares of common stock for each director of previously authorized restricted stock grant awards for performance that are awarded if specific performance criteria are achieved or the Board authorizes their award and vesting by specific resolutions (See Note 18). These shares were immediately expensed.

On July 19, 2018, Mr. Jay S. Potter resigned as a director of Envision Solar International, and the Company accepted Mr. Potter’s resignation effective on the same date. In recognition of Mr. Potter’s long and valuable service to the Company, the Board of Directors authorized the immediate vesting and issuance to Mr. Potter of the balance of the nonperformance restricted stock award scheduled to be issued to him through December 31, 2018. As such, the Company released and issued a total of 125,000 vested shares of common stock with a per share fair value of $0.15, or $18,750 (based on the market price at the time of the agreement), which was expensed on July 19, 2018 (See Note 18).

On August 22, 2018, Mr. Robert C. Schweitzer accepted an appointment as a new director of the Company effective August 22, 2018. Mr. Schweitzer is an independent director who has also accepted an appointment to serve as the chairman of the Company’s audit committee. In consideration for Mr. Schweitzer’s acceptance to serve as a director of the Company, the Company agreed to grant 1,500,000 restricted shares of its common stock to him, subject to the terms and conditions set forth in the Restricted Stock Grant Agreement, including but not limited to the following vesting schedule: 62,500 shares per quarter, prorata, over a 36 month period commencing on September 30, 2018, issuable quarterly on the last day of each calendar quarter; provided, that the first release will be of 62,500 shares on December 31, 2018 and the last release will be of 62,500 shares on September 30, 2021; and 750,000 shares based on the achievement by the Company of certain performance goals in accordance with the Agreement. During the year ended December 31, 2018, the Company released and issued a total of 62,500 vested shares of common stock to Mr. Schweitzer with a per share fair value of $0.20, or $12,500 (based on the market price at the time of the agreement), for his service as defined in his respective Restricted Stock Grant Agreement. The $12,500 was expensed during the year ended December 31, 2018 (See Note 18).

As of December 31, 2018, there were unreleased shares of common stock representing $512,500 of unrecognized restricted stock grant expense related to the Restricted Stock Grant Agreements for our Directors.

2017

Stock Issued in Cash Sales

During the year ended December 31, 2017 pursuant to private placements, the Company issued 15,633,327 shares of common stock for cash with a per share price of $0.15 per share or $2,345,000 and the Company incurred $53,600 of capital raising fees that were paid in cash and charged to additional paid-in capital. Additionally, as of December 31, 2017, related to the Company’s private placement, the company was obligated to issue 223,337 common stock purchase warrants to the placement agents which were issued in 2018 upon the closing of the offering. There was no financial statement accounting effect for the issuance of these warrants as their fair value was charged to Additional Paid-in-Capital as an offering cost and offset by a credit to Additional Paid-in-Capital for their fair value when recording the issuance of these warrants (see Note 15).

Stock Issued for Loan Conversion

During the year ended December 31, 2017, and effective as of February 15, 2017, the Company issued 4,698,060 shares of common stock at the contracted conversion price of $0.15 per share, or $704,709 effecting the conversion of the entire principal balance of the note amounting to $600,000 and accrued and unpaid interest, as of February 15, 2017, amounting to $104,709 (See Note 10).

Stock Issued for Services

During the year ended December 31, 2017, as payment for professional services provided, the Company issued 15,000 shares of the Company’s common stock with a per share fair value of $0.15 (based on contemporaneous cash sales prices) or $2,250. These shares were fully earned, and were expensed, upon issuance.

Stock Issued for Services – Related Party

For professional services provided per the terms of a consulting agreement with GreenCore Capital LLC (“GreenCore”), and during the year ended December 31, 2017, the Company issued 180,000 shares of the Company’s common stock with a per share fair value of $0.15 (based on contemporaneous cash sales prices) or $27,000. Jay Potter, our director, is the managing member of GreenCore and the individual performing the services. (See Note 18)

Stock Issued for Director Services

As of December 31, 2016, the board approved a modified compensation program, effective January 1, 2017, for all non-executive directors where each director would receive 750,000 restricted shares of common stock, pursuant to a restricted stock grant agreement (“New Program RSA”) with vesting 62,500 per quarter over a 36 month period commencing on March 31, 2017 or upon the date for which a new director is named, issuable on the last day of each calendar quarter so long as such director serves as a director of the Company at that time. Each director that had a previous agreement agreed to terminate their rights to any previously issued shares and cancel such previous agreements. As such, the Company granted 2,250,000 shares to directors on January 1, 2017 having a total value of $337,500. The Company intended to grant up to an additional 750,000 shares of its common stock to each director based on their achieving certain performance criteria to be agreed upon by the Board of Directors after discussion with senior management.

During the year ended December 31, 2017, the Company released 750,000 shares of common stock with a per share fair value of $0.15, or $112,500 (based on the market price at the time of the agreements), to three directors for their service as defined in their respective restricted stock grant agreements. The payments were expensed at issuance (See Note 18).

The total unrecognized restricted stock grant expense related to the Restricted Stock Agreements of our directors amounted to $562,500 at December 31, 2017.

Nonvested Shares

A summary of activity of the nonvested shares as of December 31, 2017 and 2018 is as follows:

	Nonvested Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2017	3,750,000	$0.15
Granted	1,500,000	$0.20
Vested	(1,562,500)	$0.15
Forfeited	(750,000)	$0.15
Nonvested at December 31, 2018	2,937,500	$0.17